Note 15 - Income taxes	12 Months Ended
Dec. 31, 2024
Notes
Note 15 - Income taxes

Note 15 – Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

British Virgin Islands

Tungray Motion BVI, Tungray Electronics BVI and Tungray Intelligent BVI are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Singapore

The Company’s subsidiaries incorporated in Singapore and are subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first approximately $7,300 (SGD 10,000) taxable income and 50% of the next approximately $139,000 (SGD 190,000) taxable income are exempted from income tax.

PRC

The Company’s subsidiaries incorporated in the PRC are governed by the income tax laws of the PRC and the income tax provisions in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemptions may be granted on case-by-case basis. EIT grants preferential tax treatment on certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Qingdao Intelligent, Shenzhen Tongri and Qingdao Electric are HNTEs. Qingdao Intelligent’s HNTE status expires in November 2026, and Shenzhen Tongri’s HNTE status expired and renewed in December 2024 and expires in December 2026, and Qingdao Electric’s HNTE status expires in December 2026. In addition, 100% of R&D expenses of all PRC entities are subject to additional deduction from pre-tax income.

The components of the Company’s income tax provision were as follows for the years indicated:

	For the Years Ended December 31,
	2024	2023	2022

Current	$278,082	$463,265	$643,350
Deferred	-	74,616	(14,816)
Total income tax provision	$278,082	$537,881	$628,534

(Loss) income before provision for income taxes is attributable to the following geographic locations for the years indicated:

	For the Years Ended December 31,
	2024	2023	2022

Singapore	$996,157	$2,679,481	$3,278,678
PRC	(1,110,121)	(1,384,839)	190,990
Cayman	(179,671)	-	-
Total (loss) income before income taxes	$(293,635)	$1,294,642	$3,469,668

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Years Ended December 31,
	2024	2023	2022

Singapore income tax rate	17.0%	17.0%	17.0%
Difference from the effect of tax rates in a foreign jurisdiction (PRC)	19.8%	(14.6)%	1.0%
Effect of preferential tax rates	(20.1)%	7.9%	1.2%
Effect of changes in tax rates	(23.5)%	-%	-%
Tax rebate in Singapore	8.9%	(2.0)%	(0.7)%
Additional R&D deduction	38.1%	(10.1)%	(4.6)%
Change in valuation allowance	(0.5)%	36.4%	0.4%
Permanent differences (1)	(33.4)%	6.9%	3.8%
Effect of true-up on NOL	(74.2)%	-%	-%
Interest on uncertain tax position	(26.8)%	-%	-%
Effective tax rate	(94.7)%	41.5%	18.1%

(1)	Permanent differences mainly consisted of expenses which are non-deductible and income exemption under local tax laws.

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	As of December 31, 2024	As of December 31, 2023

Deferred Tax Assets
Net operating loss carryforwards	$496,028	$423,228
Allowance for credit losses	115,111	151,335
Lease liabilities	216,316	96,541
Total deferred tax assets	827,455	671,104
Less: valuation allowance	(560,338)	(574,563)
Deferred tax assets, net of valuation allowance	$267,117	$96,541
Net off against deferred tax liabilities	(267,117)	(96,541)
Net deferred tax assets	$-	$-

	As of December 31, 2024	As of December 31, 2023

Deferred Tax Liabilities
Right-of-use assets	$267,117	$96,541
Deferred tax liabilities	$267,117	$96,541
Net off against deferred tax assets	(267,117)	(96,541)
Net deferred tax liabilities	$-	$-

The roll-forward of valuation allowance of deferred tax assets were as follows:

	For the Years Ended December 31,
	2024	2023	2022

Balance at beginning of the year	$574,563	$89,763	$154,941
Additions	111,410	488,670	-
Utilization	-	-	(62,982)
Reversal	(112,902)	-	-
Exchange rate effect	(12,733)	(3,870)	(2,196)
Total income before income taxes	$560,338	$574,563	$89,763

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than 10 years, starting from the year subsequent to the year in which the loss was incurred. Carry-back of losses is not permitted. The Company will re-apply for the HNTE certificate when the prior certificate expires in the foreseeable future.

Total net operating losses (NOLs) carry-forwards of the Company’s subsidiaries in mainland China is $2,675,217 and $2,524,351 as of December 31, 2024 and 2023, respectively. As of December 31, 2024, net operating loss carry-forwards from PRC will expire in calendar years 2027 through 2034, if not utilized.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Company had unrecognized uncertain tax benefits of $240,930 and $247,697, respectively, which were presented and included in the income tax payable within tax payable in the consolidated balance sheets. The fluctuation of the unrecognized tax benefits is due to foreign exchange translation adjustments. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2024 and 2023, there were $240,930 and $247,697 of unrecognized tax benefits that if recognized would impact the annual effective tax rate, respectively.

The Company recognizes accrued interest related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2024, 2023 and 2022, the Company had accrued interest of $78,894, nil and nil respectively. The Company did not record any penalties related to unrecognized tax benefits.

As of December 31, 2024, the tax years ended December 31, 2019 through 2023 for the Company’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2019 through 2023 for the Company’s subsidiaries in the Singapore is generally subject to examination by the Singapore tax authorities.

Taxes payable consist of the following:

	As of December 31, 2024	As of December 31, 2023

Income tax payable	$509,009	$991,161
VAT payable	153,621	182,647
Other tax payable	40,634	32,333
Totals	$703,264	$1,206,141